UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-03196

                             Cash Reserve Fund, Inc.
                             -----------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  03/31/04
                          --------

Date of reporting period:  12/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Cash Reserve Fund, Inc. Tax-Free Series
Investment Portfolio as of December 31, 2004 (Unaudited)
------------------------------------------------------------------------------------------------------------------------

                                                                                                  Principal
                                                                                                  Amount ($)           Value ($)
                                                                                               ---------------------------------

Municipal Investments 99.2%
Alabama 2.0%
Alabama, Housing Finance Authority, Multi-family Housing Revenue,
Heatherbrooke Project, Series C, 2.03%*, 6/15/2026                                                8,200,000           8,200,000
Alabama, Housing Finance Authority, Multi-family Housing Revenue,
Rime Village Hoover Project, Series A, 2.03%*, 6/15/2026                                          7,500,000           7,500,000
Birmingham, AL, Waterworks and Sewer Revenue,
Series 2003-A, 2.04%*, 1/1/2043 (b)                                                               2,500,000           2,500,000
                                                                                                                   ------------
                                                                                                                     18,200,000

Alaska 0.3%
Anchorage, AL, Core City, General Obligation,
Series II-R, 1.7%*, 6/1/2019 (b)                                                                  2,965,000           2,965,000
                                                                                                                   ------------
Arizona 0.2%
Apache County, AR, Industrial Development Authority,
Series 83A, 2.0%*, 12/15/2018, Credit Suisse First Boston (a)                                     2,100,000           2,100,000
                                                                                                                   ------------
California 6.7%
California, East Bay Water Authority, 1.7%*, 1/11/2005                                           10,000,000          10,000,000
California, Infrastructure & Economic Development Bank
Revenue, J. Paul Getty Trust, Series B, 1.17%*, 2/1/2005                                          7,500,000           7,500,000
California, State Daily Kindergarten University,
Series A-5, 2.13%*, 5/1/2034, Citibank NA (a)                                                       500,000             500,000
California, State Economic Recovery:
Series C-16, 2.0%*, 7/1/2023 (b)                                                                  3,750,000           3,750,000
Series C-3, 2.1%*, 7/1/2023                                                                         400,000             400,000
Series C-7, 2.13%*, 7/1/2023, BNP Paribas (a)                                                     1,500,000           1,500,000
Fremont, CA, Certificates of Participation, Maintenance
Center & Fire Project, 2.02%*, 8/1/2032 (b)                                                       2,000,000           2,000,000
Hesperia, CA, Public Financing Authority Revenue,
1993 Street Improvement Project, 2.0%*, 10/1/2023,
Bank of America NA (a)                                                                            1,700,000           1,700,000
Los Angeles County, CA, Capital Asset Lease Revenue, 1.72%, 1/6/2005                              8,400,000           8,400,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes,
Series A, 3.0%, 6/30/2005                                                                         3,600,000           3,624,460
Los Angeles, CA, Department of Water & Power, 1.75%, 3/10/2005                                    5,000,000           5,000,000
Los Angeles, CA, Tax & Revenue Anticipation Notes, 6.0%, 6/30/2005                               15,000,000          15,294,300
Los Angeles, CA, Unified School District, 144A, 1.98%*, 1/1/2028 (b)                                700,000             700,000
                                                                                                                   ------------
                                                                                                                     60,368,760

Colorado 1.3%
Colorado, General Fund Revenue, Tax & Revenue
Anticipation Notes, 3.0%, 6/27/2005                                                               1,000,000           1,006,821
Colorado, State Education Loan Program, 144A,
Series L48J-D, 2.05%*, 8/9/2005                                                                   7,100,000           7,100,000
Colorado, Transportation/Tolls Revenue, Transportation
Department, 2.04%*, 12/15/2016 (b)                                                                3,320,000           3,320,000
                                                                                                                   ------------
                                                                                                                     11,426,821

Delaware 0.5%
Delaware, University of Delaware Revenue,
Series B, 2.13%*, 11/1/2034                                                                       4,850,000           4,850,000
                                                                                                                   ------------
District of Columbia 0.5%
District of Columbia, The Washington Home, Inc., Revenue,
2.0%*, 8/1/2029, First Union National Bank (a)                                                    3,985,000           3,985,000
                                                                                                                   ------------
Florida 6.5%
Florida, Board of Education, Lottery Revenue, 144A,
Series PT-1952, 1.7%*, 1/1/2009 (b)                                                              10,400,000          10,400,000
Florida, Housing Finance Corp., Multi-family Revenue,
Victoria Park, Series J-1, 2.0%*, 10/15/2032                                                      2,000,000           2,000,000
Florida, Transportation/Tolls Revenue, Turnpike Authority,
Series R-4041, 2.02%*, 7/1/2020 (b)                                                              13,090,000          13,090,000
Highlands County, FL, Health Facilities Authority Revenue,
Adventist Health Systems:
Series A, 2.0%*, 11/15/2032, SunTrust Bank (a)                                                    5,950,000           5,950,000
Series B, 2.02%*, 11/15/2009, SunTrust Bank (a)                                                  19,310,000          19,310,000
Jacksonville, FL, Electric Authority Revenue, 1.9%, 3/3/2005                                      3,500,000           3,500,000
Miami-Dade County, School Board Certificates of Partnership,
Series R-4022, 2.02%*, 8/1/2021 (b)                                                               4,115,000           4,115,000
Pasco County, FL, School Board Certificates of Participation,
1.99%*, 8/1/2026 (b)                                                                                305,000             305,000
                                                                                                                   ------------
                                                                                                                     58,670,000

Georgia 10.3%
Atlanta, GA, Airport Revenue:
Series B-2, 1.98%*, 1/1/2030 (b)                                                                  8,900,000           8,900,000
Series B-1, 2.01%*, 1/1/2030 (b)                                                                 15,000,000          15,000,000
Atlanta, GA, Airport Revenue, General Funding,
Series C-1, 2.01%*, 1/1/2030 (b)                                                                  1,000,000           1,000,000
Cobb County, GA, Development Authority Revenue,
MT Paran Christian School Project, 1.99%*, 7/1/2022,
Wachovia Bank NA (a)                                                                              4,200,000           4,200,000
Cobb County, GA, Development Authority University, Facilities
Revenue, 144A, Series 983, 2.03%*, 7/15/2033 (b)                                                  7,745,000           7,745,000
Cobb County, GA, Housing Authority, Multi-family
Housing Revenue, Post Mill Project, 2.0%*, 6/1/2025                                               8,400,000           8,400,000
De Kalb County, GA, Housing Authority, Multi-family Housing
Revenue, Clairmont Crest Project, 2.0%*, 6/15/2025                                                1,000,000           1,000,000
De Kalb County, GA, Housing Authority, Multi-family Housing
Revenue, Post Asford Project, 2.0%*, 6/1/2025                                                     6,245,000           6,245,000
Fayette County, GA, Development Authority Educational Facilities
Revenue, Catholic School Properties, Inc., Project,
1.99%*, 4/1/2024, Wachovia Bank (a)                                                               3,500,000           3,500,000
Fulco, GA, Hospital Authority Revenue, Piedmont
Hospital Project, 2.0%*, 3/1/2024, SunTrust Bank (a)                                              2,705,000           2,705,000
Fulton County, GA, Development Authority Revenue,
Donnellan School Project, 1.99%*, 7/1/2020, Wachovia Bank NA (a)                                  1,850,000           1,850,000
Fulton County, GA, Development Authority Revenue,
Lovett School Project, 2.0%*, 7/1/2026, SunTrust Bank (a)                                         1,500,000           1,500,000
Gainsville, GA, Redevelopment Authority, Educational
Facilities Revenue, Riverside Military Project,
1.99%*, 7/1/2024, Wachovia Bank NA (a)                                                           10,000,000          10,000,000
Georgia, Medical Center Hospital Authority Revenue, Spring
Harbor, Atlanta Green IS, 2.0%*, 7/1/2034, Bank of Scotland (a)                                  12,660,000          12,660,000
La Grange, GA, Development Authority Revenue,
LaGrange College Project, 2.04%*, 6/1/2031, SunTrust Bank (a)                                     1,530,000           1,530,000
Macon-Bibb County, GA, Hospital Authority Revenue, Medical
Center of Central Georgia, 2.0%*, 12/1/2018, SunTrust Bank (a)                                    3,965,000           3,965,000
Roswell, GA, Housing Authority Revenue, Multi-family
Revenue, Post Canyon Project, 2.0%*, 6/1/2025                                                     2,200,000           2,200,000
                                                                                                                   ------------
                                                                                                                     92,400,000

Hawaii 1.6%
Hawaii, General Obligation:
Series R-4545, 2.04%*, 8/1/2020 (b)                                                               5,210,000           5,210,000
144A, Series R-4553, 2.04%*, 5/1/2023 (b)                                                         9,015,000           9,015,000
                                                                                                                   ------------
                                                                                                                     14,225,000

Illinois 9.2%
Chicago, IL, General Obligation:
144A, Series 04-1, 2.03%, 1/1/2012 (b)                                                            5,025,000           5,025,000
Series A, 2.04%*, 1/1/2042 (b)                                                                    2,690,000           2,690,000
Chicago, IL, Sales Tax Revenue, 2.0%*, 1/1/2034 (b)                                               9,040,000           9,040,000
Du Page County, IL, Benedictine University Building Project,
144A, 2.01%*, 7/1/2024, LaSalle Bank NA (a)                                                      23,950,000          23,950,000
Illinois, Development Finance Authority Revenue, Chicago
Symphony Project, 2.0%*, 12/1/2033, Bank One NA (a)                                               6,300,000           6,300,000
Illinois, Development Finance Authority Revenue, Museum of
Contemporary Art Project, 2.0%*, 2/1/2029, Bank One NA (a)                                       10,000,000          10,000,000
Illinois, Development Finance Authority, Jewish Federation
Projects, 2.0%*, 9/1/2024 (b)                                                                     9,525,000           9,525,000
Illinois, Educational Facilities Authority Revenue,
1.88%*, 1/21/2005                                                                                10,000,000          10,000,000
Illinois, State Sales Tax Revenue, Series 1, 5.0%, 6/15/2005                                      5,675,000           5,752,140
                                                                                                                   ------------
                                                                                                                     82,282,140

Indiana 3.7%
ABN AMRO, Munitops Certificates Trust, 144A,
Series 2003-32, 2.04%*, 1/15/2012 (b)                                                            18,000,000          18,000,000
Indiana, Municipal Power Agency, Power Supplies System Revenue,
Series A, 1.98%*, 1/1/2018, Toronto-Dominion Bank (a)                                             1,200,000           1,200,000
Indiana, State Development Finance Authority Revenue, Educational
Facilities, Industrial Museum of Art, 2.0%*, 2/1/2039, Bank One NA (a)                           10,500,000          10,500,000
Indiana, Transportation/Tolls Revenue, 144A,
Series R-4528, 2.04%*, 6/1/2018 (b)                                                               2,980,000           2,980,000
                                                                                                                   ------------
                                                                                                                     32,680,000

Iowa 2.6%
Iowa, Finance Authority Hospital Facilities Revenue, Iowa
Health Systems, Series B, 1.98%*, 7/1/2020 (b)                                                    4,625,000           4,625,000
Iowa, Finance Authority Revenue, Miss VY Regional Blood
Center, 1.99%*, 2/1/2023, Wells Fargo Bank NA (a)                                                 2,200,000           2,200,000
Iowa, School Cash Anticipation Program, Warrant Certificates,
Series B, 2.0%, 1/28/2005 (b)                                                                    16,500,000          16,511,798
                                                                                                                   ------------
                                                                                                                     23,336,798

Kansas 1.4%
Kansas, Development Finance Authority Hospital Revenue,
Adventist Health, Sunbelt, Series C, 2.05%*, 11/15/2034,
SunTrust Bank (a)                                                                                12,500,000          12,500,000
                                                                                                                   ------------
Kentucky 1.8%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas
& Electric Co., Series A, 1.9%*, 8/1/2013, Credit Lyonnais (a)                                    2,200,000           2,200,000
Breckinridge County, KY, Lease Program Revenue, Kentucky
Association of Counties Leasing Trust, Series A,
2.2%*, 2/1/2032, US Bank NA (a)                                                                     585,000             585,000
Pendleton, KY, Lease Revenue, 1.75%, 4/8/2005                                                    13,000,000          13,000,000
                                                                                                                   ------------
                                                                                                                     15,785,000

Maine 1.3%
Maine, Bond Anticipation Notes:
3.0%, 6/23/2005                                                                                   6,800,000           6,842,105
3.0%, 6/23/2005                                                                                   5,000,000           5,025,156
                                                                                                                   ------------
                                                                                                                     11,867,261

Maryland 2.3%
Maryland, Economic Development Corp., Student Housing
Revenue, Baltimore County Project, 1.99%*, 11/1/2031,
Wachovia Bank NA (a)                                                                              8,000,000           8,000,000
Montgomery County, MD, Economic Development Revenue,
Howard Hughes Medical Facility, Series A, 2.0%*, 10/15/2020                                      12,500,000          12,500,000
                                                                                                                   ------------
                                                                                                                     20,500,000

Massachusetts 1.4%
Massachusetts, Water Resource Authority, Series C,
2.25%*, 8/1/2020, Landesbank Hessen-Thuringen (a)                                                12,100,000          12,100,000
                                                                                                                   ------------
Michigan 2.3%
ABN AMRO, Munitops Certificates Trust, 144A,
Series 2003-3, 2.04%*, 1/1/2011 (b)                                                               6,650,000           6,650,000
Flushing, MI, General Obligation, Community Schools,
144A, Series R-4517, 2.04%*, 5/1/2023                                                             4,880,000           4,880,000
Garden City, MI, Hospital Revenue, Series A,
2.03%*, 9/1/2026, First of America Bank (a)                                                         825,000             825,000
Grand Valley, MI, State University Revenue, Series B,
1.99%*, 6/1/2027 (b)                                                                              2,620,000           2,620,000
Michigan, Certificate of Participation, Series 350,
2.06%*, 9/1/2011 (b)                                                                              4,850,000           4,850,000
Michigan, University of Michigan Hospital Revenue,
Series A, 2.15%*, 12/1/2019                                                                       1,000,000           1,000,000
                                                                                                                   ------------
                                                                                                                     20,825,000

New Jersey 0.3%
New Jersey, Economic Development Authority, Economic
Development Revenue, Foreign Trade Zone Project,
2.17%*, 12/1/2007, Bank of New York (a)                                                             255,000             255,000
New Jersey, Floating Rate Trust Receipts, 144A,
Series L56J-D, 2.05%*, 6/24/2005                                                                    650,000             650,000
New Jersey, Health Care Facilities Financing Authority Revenue,
Hospital Capital Asset Financing, Series B, 1.94%*, 7/1/2035,
Chase Manhattan Bank (a)                                                                            750,000             750,000
Salem County, NJ, Industrial Pollution Control, Financing
Authority Revenue, E.I. Du Pont de Nemours and Co., 1.85%*, 3/1/2012                              1,300,000           1,300,000
                                                                                                                   ------------
                                                                                                                      2,955,000

New Mexico 2.4%
Albuquerque, NM, Airport Facilities Revenue,
Series A, 2.1%*, 7/1/2020 (b)                                                                     5,200,000           5,200,000
Farmington, NM, Hospital Revenue, San Juan Regional Medical
Center Project, Series B, 2.02%*, 6/1/2028, Bank of Nova Scotia (a)                               4,500,000           4,500,000
New Mexico, Tax & Revenue Anticipation Notes,
Series 2004-A, 3.0%, 6/30/2005                                                                   12,000,000          12,064,612
                                                                                                                   ------------
                                                                                                                     21,764,612

New York 2.7%
City of Rochester, NY, 1.25%, 1/13/2005                                                          19,000,000          19,000,000
Nassau, NY, Health Care Corp., Revenue Bond,
Series 2004-C2, 1.92%*, 8/1/2029 (b)                                                                290,000             290,000
New York, General Obligation, Series E-5, 2.25%*, 8/1/2015,
JPMorgan Chase Bank (a)                                                                           1,000,000           1,000,000
New York, State Local Government Assistance Corp.,
Series A-BV, 1.92%*, 4/1/2021 (b)                                                                   500,000             500,000
New York City, NY, Municipal Water Finance Authority,
Water & Sewer System Revenue, 144A, Series 2004-2,
2.03%*, 6/15/2012 (b)                                                                             2,345,000           2,345,000
New York City, NY, Transitional Finance Authority Revenue,
NYC Recovery, Series 1-A, 1.95%*, 11/1/2022                                                         250,000             250,000
New York City, NY, Transitional Finance Authority,
NYC Recovery, Series 3-B, 2.25%*, 11/1/2022                                                       1,000,000           1,000,000
                                                                                                                   ------------
                                                                                                                     24,385,000

North Carolina 2.0%
North Carolina, Capital Facilities Finance Agency Revenue,
Wolfpack Towers Project, Series A, 1.99%*, 9/1/2024,
Bank of America NA (a)                                                                           10,255,000          10,255,000
North Carolina, Medical Care Community, Health Care Facilities
Revenue, First Mortgage-Friends Homes, 2.0%*, 9/1/2033,
Bank of America NA (a)                                                                            3,000,000           3,000,000
North Carolina, Municipal Power Agency No.1, Catawba
Electric Revenue, 144A, 2.03%*, 1/1/2011 (b)                                                      4,995,000           4,995,000
                                                                                                                   ------------
                                                                                                                     18,250,000

Ohio 3.2%
Akron, OH, Hospital Revenue District, Health Care Facilities
Summer Project, 2.02%*, 12/1/2032, KBC Bank NV (a)                                                6,985,000           6,985,000
Franklin County, OH, Senior Care Revenue, Hospital
Revenue, Series II-R-55, 2.03%*, 6/1/2017                                                        11,880,000          11,880,000
Huron County, OH, Hospital Facilities Revenue,
Fisher-Titus Medical Center:
Series A, 2.01%*, 12/1/2027, National City Bank (a)                                               8,100,000           8,100,000
Series A, 2.01%*, 12/4/2027, National City Bank (a)                                               1,600,000           1,600,000
                                                                                                                   ------------
                                                                                                                     28,565,000

Oklahoma 1.5%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF
Phase III Project:
2.01%*, 6/1/2032 (b)                                                                              5,645,000           5,645,000
2.01%*, 7/1/2032 (b)                                                                              7,930,000           7,930,000
                                                                                                                   ------------
                                                                                                                     13,575,000

Oregon 3.5%
Oregon, Floating Rates Trust Receipts, 144A, Series L73J-D,
2.05%*, 6/30/2005                                                                                11,000,000          11,000,000
Oregon, General Obligation, Veterans Welfare, Series 83,
1.95%*, 12/1/2039                                                                                 6,000,000           6,000,000
Portland, OR, Industrial Development Revenue, 2.02%*, 4/1/2035 (b)                                4,500,000           4,500,000
Salem, OR, Hospital Facility Authority Revenue, Capital
Manor, Inc. Project, 2.03%*, 5/1/2034, Bank of America NA (a)                                     9,560,000           9,560,000
                                                                                                                   ------------
                                                                                                                     31,060,000

Pennsylvania 2.4%
Allegheny County, PA, Hospital Development Authority
Revenue, Presbyterian Hospital, Series D, 2.0%*, 3/1/2020 (b)                                     2,200,000           2,200,000
Allegheny County, PA, Hospital Development Authority Revenue,
UPMC Senior Living Corp., 2.0%*, 7/15/2028                                                        2,600,000           2,600,000
Dauphin County, PA, General Authority, Education & Health
Loan Program, 2.04%*, 11/1/2017 (b)                                                                  70,000              70,000
Delaware Valley, PA, Regional Finance Authority Revenue,
Series PT-784, 2.09%*, 7/1/2026                                                                   6,200,000           6,200,000
Pennsylvania, Higher Educational Facilities, Authority Revenue,
Carnegie Mellon University, Series C, 2.19%*, 11/1/2029                                           2,700,000           2,700,000
Pennsylvania, State School District Revenue Lease, Public
School Building Authority, 144A, Series A42, 1.8%*, 6/1/2028 (b)                                  1,300,000           1,300,000
Philadelphia, PA, Higher Educational Facilities Authority
Revenue, University Properties, Student Housing:
Series A, 2.01%*, 8/1/2034, Citizens Bank of PA (a)                                               3,000,000           3,000,000
Series A, 2.01%*, 8/1/2035, Citizens Bank of PA (a)                                                 900,000             900,000
Philadelphia, PA, Redevelopment Authority Housing Revenue,
Multi-family Courts Project, Series A, 2.04%*, 6/1/2025,
First Union National Bank (a)                                                                     2,405,000           2,405,000
                                                                                                                   ------------
                                                                                                                     21,375,000

South Carolina 2.1%
South Carolina, Jobs Economic Development Authority,
Heathwood Hall Episcopal, 1.99%*, 8/1/2029, Wachovia Bank NA (a)                                  8,600,000           8,600,000
South Carolina, Project Revenue, Economic Development Authority,
Sisters of Charity Hospitals, 2.03%*, 11/1/2032, Wachovia Bank NA (a)                             9,915,000           9,915,000
                                                                                                                   ------------
                                                                                                                     18,515,000

Tennessee 0.9%
Clarksville, TN, Public Building Authority Revenue,
Pooled Financing Program:
2.15%*, 7/1/2031, Bank of America NA (a)                                                             65,000              65,000
2.15%*, 1/1/2033, Bank of America NA (a)                                                          4,400,000           4,400,000
Memphis, TN, General Obligation, Series A, 2.03%*, 8/1/2007                                       2,380,000           2,380,000
Montgomery County, TN, Public Building Authority, Pooled
Financing Revenue, Tennessee County Loan Pool, 2.15%*, 4/1/2032,
Bank of America NA (a)                                                                            1,200,000           1,200,000
                                                                                                                   ------------
                                                                                                                      8,045,000

Texas 15.2%
Brownsville, TX, Utility Systems Revenue, Series B,
1.95%*, 9/1/2027 (b)                                                                              4,520,000           4,520,000
Corpus Christi, TX, Electric Revenue, Utility Systems
Revenue, 2.05%*, 7/15/2010 (b)                                                                    3,940,000           3,940,000
Harris County, TX, Health Facilities Development Corp. Revenue,
YMCA Greater Houston Area, 2.2%*, 7/1/2037, JPMorgan Chase Bank (a)                               2,500,000           2,500,000
Houston, TX, Airport System Revenue, Special Facilities,
2.04%*, 7/1/2032 (b)                                                                             10,000,000          10,000,000
Houston, TX, General Obligation, Series C, 1.75%*, 2/11/2005                                     12,500,000          12,500,000
Houston, TX, Water & Sewer System Revenue, Municipal
Trust Receipts, Series SG-120, 2.03%*, 12/1/2023                                                  4,900,000           4,900,000
Humble, TX, Independent School District,
School Building, 2.0%*, 6/15/2023                                                                12,600,000          12,600,000
San Antonio, TX, Electric & Gas:
Series A, 1.83%*, 1/20/2005                                                                       4,000,000           4,000,000
Series A, 1.85%*, 1/20/2005                                                                       9,500,000           9,500,000
San Antonio, TX, Water Revenue, Series B, 1.95%*, 5/15/2033 (b)                                   5,200,000           5,200,000
Texas, State General Obligation, Series R-4020, 2.04%*, 10/1/2022                                 2,365,000           2,365,000
Texas, State Revenue Lease, Trust Certificates, 144A,
Series 9056, 2.04%*, 7/21/2010 (b)                                                               10,990,000          10,990,000
Texas, Tax & Revenue Anticipation Notes, 3.0%, 8/31/2005                                         32,100,000          32,341,499
Texas, University of Texas Revenue:
1.7%*, 1/13/2005                                                                                  8,000,000           8,000,000
1.74%*, 1/12/2005                                                                                 2,500,000           2,500,000
1.85%*, 1/20/2005                                                                                 8,000,000           8,000,000
144A, Series B-14, 2.04%*, 8/15/2022                                                              2,000,000           2,000,000
                                                                                                                   ------------
                                                                                                                    135,856,499

Virginia 1.2%
Chesapeake Bay, VA, Transportation/Tolls Revenue, Bridge
and Tunnel Commission, Series A-39, 2.06%*, 7/1/2025 (b)                                          4,180,000           4,180,000
Loudoun County, VA, Industrial Development Authority Revenue,
Howard Hughes Medical, Series C, 2.25%*, 2/15/2038                                                5,335,000           5,335,000
Spotsylvania County, VA, Industrial Development Authority
Revenue, 2.04%*, 4/1/2023, Wachovia Bank NA (a)                                                   1,500,000           1,500,000
                                                                                                                   ------------
                                                                                                                     11,015,000

Washington 3.4%
Port Tacoma, WA, State General Obligation, Core City,
Series R-4036, 2.04%*, 12/1/2025 (b)                                                              5,360,000           5,360,000
Washington, Electric Revenue, Northwest Energy, 2.04%*, 7/1/2017 (b)                              9,875,000           9,875,000
Washington, Energy Northwest Electric Revenue,
Series R-4524, 2.04%*, 7/1/2018 (b)                                                               5,470,000           5,470,000
Washington, Municipal Securities Trust Certificates, 144A,
Series 9058, 2.04%*, 9/23/2010 (b)                                                                9,990,000           9,990,000
                                                                                                                   ------------
                                                                                                                     30,695,000

West Virginia 0.2%
Monongalia County, WV, Building Commission Hospital Revenue,
Monongalia General Hospital, Series A, 2.02%*, 7/1/2017,
Bank One West Virginia (a)                                                                        1,820,000           1,820,000
                                                                                                                   ------------
Wisconsin 2.3%
Milwaukee, WI, Water & Sewer Revenue, 2.04%*, 6/1/2022 (b)                                        3,610,000           3,610,000
Wisconsin, Health & Educational Facilities Authority Revenue,
Beaver Dam Community Hospitals, Series B, 2.0%*, 8/15/2034,
US Bank NA (a)                                                                                   10,000,000          10,000,000
Wisconsin, Transportation Authority Revenue, 1.65%*, 1/14/2005                                    7,000,000           7,000,000
                                                                                                                   ------------
                                                                                                                     20,610,000


                                                                                                       % of
                                                                                                 Net Assets            Value ($)
                                                                                                 ----------            ---------

Total Investment Portfolio  (Cost $889,552,891)                                                        99.2         889,552,891
Other Assets and Liabilities, Net                                                                       0.8           7,625,717
                                                                                                                   ------------
Net Assets                                                                                            100.0         897,178,608
                                                                                                                   ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2004.

(a) Security incorporates a letter of credit from a major bank.

(b) Bond is insured by one of these companies:
                                                                                      As a % of Total
                                                                                    Investment Portfolio
--------------------------------------------------------------------------------------------------------------
AMBAC                 AMBAC Assurance Corp.                                            6.9
--------------------------------------------------------------------------------------------------------------
FGIC                  Financial Guaranty Insurance Company                             6.1
--------------------------------------------------------------------------------------------------------------
FSA                   Financial Security Assurance                                     6.4
--------------------------------------------------------------------------------------------------------------
MBIA                  Municipal Bond Investors Assurance                              12.1
--------------------------------------------------------------------------------------------------------------


144A: Security Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Cash Reserves Fund Tax-Free Series


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Cash Reserves Fund Tax-Free Series

By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               February 22, 2005



By:                                 /s/Paul Schubert
                                    -----------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               February 22, 2005